Significant Accounting Policies and Estimates - Schedule of Disaggregates Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Timing of Revenue Recognition
Revenues	$ 16,477,041	$ 12,809,211	$ 11,574,877
Services transferred over time [Member]
Timing of Revenue Recognition
Revenues	15,071,632	12,809,211	11,574,877
Services transferred at a point in time [Member]
Timing of Revenue Recognition
Revenues	$ 1,405,409